UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Advisory Research MLP & Energy Infrastructure Fund
(Class I: MLPPX)

SEMI-ANNUAL REPORT
May 31, 2015

Advisory Research MLP & Energy Infrastructure Fund
a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Schedule of Investments	8
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	17
Expense Example	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research MLP & Energy Infrastructure Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.advisoryresearch .com

8235 Forsyth Boulevard, Suite 700 Saint Louis, Missouri 63105 Telephone: 314 446-6750 www.advisoryresearch.com

MLP & Energy Infrastructure Fund
(“MLPPX”)
May 31, 2015
Dear Shareholder,

Thank you for your investment in the Advisory Research MLP & Energy Infrastructure Fund (the “Fund”). This report covers the six month period ended May 31, 2015, as well as an overall update on the Fund’s investments.

Our firm, Advisory Research, Inc., serves as investment advisor for the Fund. We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s primary investment objective is to seek current income and secondarily, long-term capital appreciation. The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities, with an emphasis on MLPs and entities affiliated with MLPs. We believe that a well constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of current income, growth potential, low correlation to other asset classes, and some tax advantages. The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities.

We expect the Fund to exhibit high correlation to and aim to generate similar returns with the Alerian MLP Index (the “Index”), but with less volatility and more liquidity over a full market cycle. In general, we would expect the Fund to underperform when the Index is generating higher than average returns and to outperform when the Index performs at less than its long-term potential.

The last six months was a particularly tough period for performance as the Index fell -8.4%. The -8.4% slide carried MLP prices to their lowest levels since the beginning of 2013 and was 16% off their highs in August of last year.

A silver lining in the poor investment environment is that active management, the effort of a manager to beat an index, has been particularly effective since the market peak last summer. Many investors in actively managed MLP accounts are faring significantly better than the Index. The Fund is very actively managed and is well suited for the environment we have been in since last summer.

Although we are never excited when we lose money over the one year period, we are very pleased with the defensive nature of the Fund through a difficult market. Relative to the Alerian MLP Index, the Fund has generated results well ahead of initial expectations for all of the periods listed below.

1

Fund Results as of May 31, 2015
6 Month Period	Performance	Volatility[1]	Correlation to Index
MLP & Energy Infrastructure Fund	-0.22%	14.70%	0.91
Alerian MLP Index	-8.42%	23.45%
1 Year Period	Performance	Volatility[1,2]	Correlation to Index
MLP & Energy Infrastructure Fund	4.66%	14.53%	0.92
Alerian MLP Index	-7.40%	21.67%
Since Inception (9/9/2010)	Performance[2]	Volatility[1,2]	Correlation to Index
MLP & Energy Infrastructure Fund	14.32%	11.32%	0.90
Alerian MLP Index	12.46%	16.07%

[1]
Standard deviation is annualized based on daily total returns and indicates the volatility of a fund’s total returns. In general, the higher the standard deviation, the greater the volatility of return.

[2]	annualized

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and most recent month-end performance may be obtained by calling 1-888-665-1414. The total annual gross and net operating expense ratios for the Fund’s Class I shares are 1.18% and 1.00% respectively.3 There is a 2% redemption fee if redeemed within 90 days of purchase.

 The Fund’s flexible design seeks to take full advantage of the asset allocation and security selection opportunities that we see. The Fund’s returns have benefited from asset allocation and security selection decisions.

The Fund’s asset allocation ended the period near our long term target of 60% MLP and energy infrastructure equities, 40% fixed income and cash. The equity allocation is lower than the Fund’s average asset mix of 70.6% since inception and reflects our more conservative stance since last summer. Given the recent sell-off, we expect to increase the MLP and equity allocation during the next six months.

MLP & Energy Infrastructure Fund	MLP and Energy Infrastructure Equity[4]	Fixed Income and Cash[4]
Period Ending 5/31/15	63.8%	36.2%
Average Since Inception (9/9/2010)	70.6%	29.4%

Although we remain wary of the tough short-term environment faced by many of the energy infrastructure entities in which we invest, we are also slowly getting more constructive on their prospect for future returns.

It is our view that MLPs are now attractively valued in comparison to many other equity securities and have the potential to perform very well over the next 12 to 18 months as the environment for energy companies improves.

Our view is grounded in our assessment of the drivers of future MLP returns. The table below illustrates our current outlook on key drivers of return.

2

The most bullish factor for MLPs right now is clearly valuation as shown in the chart below. Valuations for MLPs are in undervalued territory. In our view, today’s valuation provides the best entry point since 2012. While it is possible that investors will have additional opportunities to invest at lower prices later this year, we believe that investments made now have the potential to generate strong returns over the long-term. For the MLP & Energy Infrastructure Fund, we expect to add to our equity holdings in the 2nd half of the year.

The most bearish current factor is the continued decline in the growth rate of MLPs. In retrospect, in the summer of last year, many MLPs were priced for perfection. Many poorly positioned MLPs, for example those with significant commodity price exposure, were expected to grow at double digit rates over the long term. Today, with U.S. energy production slowing down and the higher cost of growth capital, it is clear that it is going to be tougher for the average energy infrastructure company to grow its distribution over the near term. Below is a look at the change in growth expectations for MLPs. We have divided our investment universe into high growth, medium growth and low growth MLPs to illustrate that while all MLPs are impacted by the changing landscape, the MLPs that had the lowest growth going into the downturn have been most impacted.

3

Expected distribution growth rates are not intended to predict the performance of the Fund or any investment. One cannot precisely know future results.

The compression in growth for MLPs will likely remain a headwind for MLP returns for the next year. The declining growth has been the main driver of our cautious investing stance this year.

Although we expect MLP distribution growth to moderate, we still expect MLPs to provide their current distributions and to possibly grow the distributions. In comparison to other high yielding asset classes, such as corporate bonds and real estate investment trusts (REITs), MLPs look cheap. MLPs’ comparatively high growth potential should provide support if interest rates rise as the economy strengthens.

Our conclusion is that market observers will continue to ratchet down expectations for future MLP growth rates this year. As the market settles into a new, lower level of growth expectations, the low valuations and distribution rates will become compelling to investors. We expect that higher returns will follow.

It is important to point out that the fundamentals of MLPs and U.S. energy infrastructure are generally very solid and their current distributions are not at risk. We are simply faced with a tough short-term environment in the middle of a longer-term growth opportunity. We expect that the slowdown in distribution growth we are currently witnessing is generally a deferral, not a permanent impairment, of the growth opportunity.

Well-positioned MLPs appear to recognize that the current sell-off is an opportunity. For example, on June 22, 2015, Energy Transfer Equity, L.P. (ETE) publicly confirmed a proposal to acquire The Williams Companies, Inc. (WMB) for $64 per share, in an all equity transaction valued at approximately $53 billion, representing a 32.4% premium to WMB’s previous closing price. After the proposed merger, Energy Transfer would control a $185 billion enterprise value pro-forma, placing it as the fifth largest energy company in the United States. The proposed merger would further enhance the asset quality, diversification, and scope of Energy Transfer by adding Williams’ strong natural gas pipeline network and solid balance sheet. Energy Transfer stated their belief that the transaction creates long-term synergies by combining the assets of both companies to better serve their customers on a more nationwide basis.

Our portfolio positioning remains fairly conservative. We are focusing on fee-based, midstream energy infrastructure entities with solid growth opportunities. Many of these investments are higher quality entities that have a lower level of direct commodity price risk. Avoiding lower quality MLPs has been very important since commodity prices last peaked in the summer. Below is a look at the rising number of distribution cuts or suspensions over the past 12 months and also the very high percentage of affected entities that rank in the bottom portion of our proprietary Quality Scorecard process. We believe that having a process to avoid investing in the lowest quality MLPs is critical to active management of an MLP portfolio.

4

Another prominent feature of the current market is that the Alerian MLP Index, and many MLP-related indices, are becoming less relevant. Over the past year Kinder Morgan, Inc. and Williams Companies, Inc., two large parent companies of MLPs, have announced transactions intended to consolidate their MLPs into the parent corporation. The result is that some of the largest constituents of the MLP indices are no longer available for inclusion in the Index. The Index has historically excluded the parent companies (general partners) of MLPs from inclusion, and therefore, the recent moves by Kinder and Williams are simply extending a problem that already existed.

Our view has long been to buy great energy infrastructure investments for our clients with the expectation that many of the investments would be MLPs. Whereas the Index currently has 50 constituents, our universe of MLPs and energy infrastructure equities is nearly 176. We expect that investors will continue to recognize this year that MLP index-based strategies are not an ideal way to invest in energy infrastructure and that our broader view will continue to find more favor.

Performance during the Bear Market

The Fund’s performance has been strong in comparison to the Index over all periods. MLPs have generally been in the bull market portion of a market cycle since the Fund’s inception in 2010 although the most recent nine months featured a significant pullback in prices. In general, we would expect the Fund to underperform when the Index is generating higher than average returns and to outperform when the Index performs at less than its long term potential. The pullback in the last nine months helps to illustrate the defensive characteristics of the Fund.

8/31/14 – 5/31/15 Bear Market
MLP & Energy Infrastructure Fund	-5.6%
Alerian MLP Index	-16.2%
Value Add	10.6%

Past performance is no guarantee of future results

The Fund benefited from two meaningful contributors during the recent nine month bear market. The first was the performance of the fixed income holdings which declined by only -3.6%. The performance of our fixed income portfolio, while negative, was very beneficial to returns in comparison to the Index which is the Fund’s primary benchmark. Despite fears of the Federal Reserve increasing short term rates, long-term interest rates are actually lower than they were one year ago and our fixed income holdings have outperformed both the Alerian MLP Index and our equity holdings. The fixed income holdings consist of both investment grade and high yield bonds. For the period, the high yield bonds in our portfolio out-performed the investment grade bonds; whereas the broader high yield energy bond market suffered a greater decline than the investment grade energy bonds during this period.

	% of Assets At 5/31/15	8/31/14 – 5/31/15 Bear Market Return
Investment Grade[4]	14.8%	-4.5%
High Yield[4]	21.2%	-3.6%

5

We are particularly pleased with the security selection of fixed income securities during this period. Clearly, our fairly defensive, lower commodity risk group of holdings held up well during a tough period.

The second main driver of strong performance during the pullback was the resilience of our MLP holdings. Our focus on maintaining a high quality, growth portfolio was the dominant driver of the outperformance of our MLP holdings during the recent pullback and throughout the year. Our MLP holdings declined by -1.9% in comparison to the Index decline of -16.2% during the bear market.

The Fund’s investments in energy infrastructure-related equity securities, as we would expect in a period of declining commodity prices, were the least defensive holdings in the Fund. The return for this portion of the Fund was -13.7% during the pullback.

Despite the recent bear market, the MLP and equity portions of the portfolio continue to drive the performance. The performance of the Fund’s MLP and equities was good in comparison to the Alerian MLP Index during the difficult six month and one year periods and was very strong in absolute terms and compared to the Index since inception.

Periods ending 5/31/2015	MLP and Energy Infrastructure Equity[4]	Alerian MLP Index
Six Months	0.6%	-8.4%
One Year	6.1%	-7.4%
Since Inception (9/9/2010)*	18.7%	12.5%

* annualized

As a shareholder, you will receive a 1099 tax form in 2016. Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed. Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares. Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely, Advisory Research, Inc.

Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology. The since inception performance shown for the index is that of the Fund’s inception.

Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated, investment-grade, fixed rate, taxable bond market of SEC registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, Mortgage Backed Securities (agency fixed-rate and hybrid Adjustable Rate Mortgage pass-throughs), Asset Backed Securities, and Collateralized Mortgage Backed Securities sectors.

S&P 500 Index is a value weighted index of the prices of 500 large cap common stocks actively traded in the United States.

S&P 500 Energy Index is comprised those companies in the S&P 500 that are classified as members of the GICS energy sector.

6

West Texas Intermediate (WTI) is a grade of crude oil used as a benchmark in oil pricing. It is the underlying commodity of the New York Mercantile Exchange’s oil futures contracts.

Indexes are un-managed and do not account for investment expenses. You cannot invest directly in an index.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

Investing in MLPs differs from investments in common stock including risks related to cash flow, dilution and voting rights. Investments are concentrated in the energy infrastructure sector; with an exclusive emphasis on securities issued by MLPs. Concentration of the Fund's investment in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs, may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, changes in the economy or the regulatory environment or extreme weather. MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership which could reduce the value and income produced from the Fund.

The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. Investments in securities of a limited number of issuers or primarily of the energy infrastructure sector exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

 The Fund may invest in derivatives, (futures and options), high yield debt (also known as junk bonds) and ETFs. These investments involve significant risks and losses may occur. Derivatives may be more sensitive to changes in market conditions and may amplify risks.

 The Fund may invest in the debt securities of MLPs and generally, fixed income securities decrease in value when interest rates rise. High yield securities are below investment grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Certain transactions including the use of derivatives may give rise to a form of leverage which may increase the risk of loss and cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects or cause the NAV of the Fund generally to decline faster than it would otherwise.

The Fund intends to elect to be treated and to qualify each year, as a “regulated investment company” (RIC) under the U.S. Internal Revenue Code of 1986 (the “Code”). The Fund must meet certain source-of-income, asset diversification and annual distribution requirements to maintain RIC status. If for any taxable year the Fund fails to qualify as a RIC, all taxable income will be subject to federal income tax and possibly state and local income tax at regular corporate rates (without any deduction for distributions to shareholders) and any income available for distribution will be reduced.

[3]
The Advisor has contractually agreed to waive its fees and/or pay for expenses until March 31, 2016 and may be terminated by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, for three years from the date of any such waiver or payment to the extent a class’s total annual fund operating expenses do not exceed the limits described above.

[4]
Sector and allocation performance shows the extent to which underlying holdings affect a fund’s performance relative to its index. The methodology of calculation is different from total return and will not match the fund’s performance. Performance shown is historical and is no guarantee of future results.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

7

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS – 35.4%
	ENERGY – 34.1%
$4,050,000	Antero Resources Corp. 5.125%, 12/1/2022[1]	$4,039,875
1,000,000	Concho Resources, Inc. 5.500%, 4/1/2023[1]	1,015,000
	CONSOL Energy, Inc.
3,275,000	5.875%, 4/15/2022[1]	3,053,937
5,500,000	8.000%, 4/1/2023[1,2]	5,678,750
	DCP Midstream LLC
500,000	8.125%, 8/16/2030	553,146
4,575,000	6.750%, 9/15/2037[2]	4,607,249
1,200,000	Denbury Resources, Inc. 4.625%, 7/15/2023[1]	1,095,000
875,000	EQT Corp. 4.875%, 11/15/2021	931,474
3,700,000	Exterran Holdings, Inc. 7.250%, 12/1/2018[1]	3,820,250
	Kinder Morgan, Inc.
300,000	8.050%, 10/15/2030	361,089
1,500,000	7.800%, 8/1/2031	1,760,156
3,500,000	Marathon Petroleum Corp. 6.500%, 3/1/2041[1]	4,188,331
1,000,000	Noble Holding International Ltd. 6.050%, 3/1/2041[3]	879,565
6,925,000	ONEOK, Inc. 6.000%, 6/15/2035	6,715,913
4,100,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	4,376,750
2,775,000	QEP Resources, Inc. 6.875%, 3/1/2021	2,962,313
75,000	Range Resources Corp. 5.000%, 3/15/2023[1]	75,000
3,500,000	Rockies Express Pipeline LLC 6.875%, 4/15/2040[2]	3,745,000
	Spectra Energy Capital LLC
2,700,000	6.750%, 2/15/2032	2,929,654
1,000,000	7.500%, 9/15/2038	1,170,441
1,850,000	Swift Energy Co. 7.875%, 3/1/2022[1]	814,000
	Tennessee Gas Pipeline Co. LLC
2,650,000	8.375%, 6/15/2032	3,299,679
200,000	7.625%, 4/1/2037	242,607
1,750,000	Tesoro Corp. 5.375%, 10/1/2022[1]	1,828,750

8

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$1,500,000	Transcontinental Gas Pipe Line Co. LLC 4.450%, 8/1/2042[1]	$1,324,034
1,500,000	Valero Energy Corp. 8.750%, 6/15/2030	2,019,701
6,575,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	6,706,500
5,500,000	Williams Cos., Inc. 8.750%, 3/15/2032	7,067,159
		77,261,323
	INDUSTRIAL – 1.3%
2,510,000	Teekay Corp. 8.500%, 1/15/2020[3]	2,811,200

	TOTAL CORPORATE BONDS (Cost $81,972,683)	80,072,523

Number of Shares
	COMMON STOCKS – 39.9%
	ENERGY – 34.3%
377,459	Enbridge Energy Management LLC	13,641,370
89,780	EQT Corp.	7,637,585
307,689	Kinder Morgan, Inc.	12,766,017
39,110	NextEra Energy Partners LP	1,847,947
100,750	ONEOK, Inc.	4,223,440
47,645	Pattern Energy Group, Inc. - Class A	1,355,024
280,235	Plains GP Holdings LP - Class A	7,835,371
138,420	Spectra Energy Corp.	4,868,231
134,740	Tallgrass Energy GP LP*	4,318,417
70,230	Targa Resources Corp.	6,457,648
249,455	Williams Cos., Inc.	12,747,150
		77,698,200
	INDUSTRIAL – 2.6%
65,005	Teekay Corp.[3]	2,978,529
134,649	Teekay Offshore Partners LP3	3,009,405
		5,987,934
	UTILITIES – 3.0%
98,475	NiSource, Inc.	4,646,051
39,730	NRG Yield, Inc. - Class A	1,052,845
39,730	NRG Yield, Inc. - Class C	1,075,491
		6,774,387

	TOTAL COMMON STOCKS (Cost $90,385,257)	90,460,521

9

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIPS – 23.9%
	ENERGY – 21.8%
55,835	Antero Midstream Partners LP	$1,591,298
64,885	Buckeye Partners LP	5,017,557
40,245	Columbia Pipeline Partners LP	1,088,627
29,015	Cone Midstream Partners LP	566,083
189,650	DCP Midstream Partners LP	7,168,770
109,636	Enable Midstream Partners LP	1,951,521
191,685	Energy Transfer Equity LP	13,163,009
71,330	EQT GP Holdings LP*	2,298,253
10,755	JP Energy Partners LP	145,945
71,125	NuStar Energy LP	4,438,911
58,480	Plains All American Pipeline LP	2,745,636
85,675	TC PipeLines LP	5,474,632
63,350	Tesoro Logistics LP	3,662,263
		49,312,505
	INDUSTRIAL – 0.3%
50,645	USD Partners LP	683,708

	UTILITIES – 1.8%
64,240	Western Gas Equity Partners LP	4,114,572

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $49,867,265)	54,110,785

	SHORT-TERM INVESTMENTS – 0.1%
300,161	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%[4]	300,161

	TOTAL SHORT-TERM INVESTMENTS (Cost $300,161)	300,161

	TOTAL INVESTMENTS – 99.3% (Cost $222,525,366)	224,943,990
	Other Assets in Excess of Liabilities – 0.7%	1,478,159

	TOTAL NET ASSETS – 100.0%	$226,422,149

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	Pattern Energy Group, Inc. - Class A
(476)	Exercise Price: $35, Expiration Date: September 18, 2015*	(15,232)

	TOTAL CALL OPTIONS (Proceeds $42,363)	(15,232)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $42,363)	$(15,232)

10

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2015 (Unaudited)

LLC – Limited Liability Company
LP – Limited Partnership

*	Non-income producing security.
[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $14,030,999.

[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

11

Advisory Research MLP & Energy Infrastructure Fund
SUMMARY OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Security Type	Percent of Total Net Assets
Corporate Bonds
Energy	34.1%
Industrial	1.3%
Total Corporate Bonds	35.4%
Common Stocks
Energy	34.3%
Utilities	3.0%
Industrial	2.6%
Total Common Stocks	39.9%
Master Limited Partnerships
Energy	21.8%
Utilities	1.8%
Industrial	0.3%
Total Master Limited Partnerships	23.9%
Short-Term Investments	0.1%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

12

Advisory Research MLP & Energy Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $222,525,366)	$224,943,990
Receivables:
Fund shares sold	142,956
Dividends and interest	1,560,380
Prepaid expenses	22,933
Total assets	226,670,259

Liabilities:
Written options contracts, at value (proceeds $42,363)	15,232
Payables:
Fund shares redeemed	14,192
Advisory fees	155,537
Fund administration fees	20,373
Fund accounting fees	9,495
Auditing fees	8,710
Transfer agent fees and expenses	5,285
Custody fees	4,663
Chief Compliance Officer fees	2,107
Trustees' fees and expenses	1,285
Accrued other expenses	11,231
Total liabilities	248,110

Net Assets	$226,422,149

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of
shares authorized)	$227,235,179
Accumulated net investment loss	(3,846,045)
Accumulated net realized gain on investments and written options contracts	587,260
Net unrealized appreciation on:
Investments	2,418,624
Written options contracts	27,131
Net Assets	$226,422,149

Class I:
Shares of beneficial interest issued and outstanding	16,689,419
Net asset value per share	$13.57

See accompanying Notes to Financial Statements.

13

Advisory Research MLP & Energy Infrastructure Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2015 (Unaudited)

Investment Income:
Dividends	$1,325,361
Interest	1,931,117
Total investment income	3,256,478

Expenses:
Advisory fees	727,017
Fund administration fees	80,583
Fund accounting fees	37,875
Shareholder reporting fees	25,829
Transfer agent fees and expenses	18,056
Registration fees	12,454
Custody fees	9,810
Miscellaneous	9,331
Auditing fees	8,710
Legal fees	6,933
Chief Compliance Officer fees	4,222
Trustees' fees and expenses	3,834
Insurance fees	691

Total expenses	945,345
Advisory fees recovered	24,063
Net expenses	969,408
Net investment income	2,287,070

Realized and Unrealized Gain (Loss) on Investments and Written Options Contracts
Net realized gain on:
Investments	458,403
Written options contracts	79,693
Net realized gain	538,096
Net change in unrealized appreciation/depreciation on:
Investments	(1,088,202)
Written options contracts	27,131
Net change in unrealized appreciation/depreciation	(1,061,071)
Net realized and unrealized loss on investments and written options contracts	(522,975)

Net Increase in Net Assets from Operations	$1,764,095

See accompanying Notes to Financial Statements.

14

Advisory Research MLP & Energy Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Year Ended
	May 31, 2015(Unaudited)	November 30, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$2,287,070	$1,024,464
Net realized gain on investments and written options contracts	538,096	2,409,426
Net change in unrealized appreciation/depreciation on investments
and written options contracts	(1,061,071)	(1,085,713)
Net increase in net assets resulting from operations	1,764,095	2,348,177

Distributions to Shareholders:
From net investment income	(5,618,292)	(1,042,192)
From net realized gains	-	(2,682,781)
Return of capital	-	(996,555)
Total distributions to shareholders	(5,618,292)	(4,721,528)

Capital Transactions:
Class I:
Proceeds from shares sold	62,108,567	139,106,216
Reinvestment of distributions	5,043,916	3,860,855
Cost of shares redeemed[1]	(4,293,267)	(4,996,081)
Net increase in net assets from capital transactions	62,859,216	137,970,990

Total increase in net assets	59,005,019	135,597,639

Net Assets:
Beginning of period	167,417,130	31,819,491
End of period	$226,422,149	$167,417,130

Accumulated net investment loss	$(3,846,045)	$(514,823)

Capital Share Transactions:
Shares sold	4,649,329	9,500,328
Shares reinvested	373,402	275,048
Shares redeemed	(319,423)	(345,726)
Net increase in capital share transactions	4,703,308	9,429,650

[1]	Net of redemption fee proceeds of $114 and $0, respectively.

See accompanying Notes to Financial Statements.

15

Advisory Research MLP & Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)		For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011	For the Period September 9, 2010* through November 30, 2010

Net asset value, beginning of period	$13.97		$12.45	$11.91	$11.25	$10.48	$10.00
Income from Investment Operations:
Net investment income[1]	0.16		0.23	0.19	0.22	0.18	0.07
Net realized and unrealized gain (loss) on investments	(0.20)		2.23	1.71	1.06	1.19	0.51
Total from investment operations	(0.04)		2.46	1.90	1.28	1.37	0.58

Less distributions:
From net investment income	(0.36)		(0.40)	(0.10)	(0.22)	(0.13)	(0.03)
From net realized gain	-		(0.37)	(1.26)	(0.40)	(0.36)	(0.04)
From return of capital	-		(0.17)	-	-	(0.11)	(0.03)
Total distributions	(0.36)		(0.94)	(1.36)	(0.62)	(0.60)	(0.10)

Redemption fee proceeds[1]	-	[2]	-	-	-	-	-

Net asset value, end of period	$13.57		$13.97	$12.45	$11.91	$11.25	$10.48

Total return[3]	(0.22%)	[4]	20.18%	17.32%	11.60%	13.26%	5.80%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$226,422		$167,417	$31,819	$26,845	$22,368	$8,432

Ratio of expenses to average net assets: [5]
Before fees waived/recovered	0.98%	[6]	1.18%	1.40%	1.47%	2.13%	5.89%	[6]
After fees waived/recovered	1.00%	[6]	1.00%	1.00%	1.00%	1.00%	1.00%	[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	2.38%	[6]	1.49%	1.12%	1.36%	0.50%	(1.25%)	[6]
After fees waived/recovered	2.36%	[6]	1.67%	1.52%	1.83%	1.63%	3.64%	[6]
Portfolio turnover rate	12%	[4]	34%	56%	103%	99%	25%	[4]

*	Commencement of operations
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not Annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 1.00%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

16

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to December 27, 2013, the Fund was known as FAMCO MLP & Energy Infrastructure. The Fund’s primary investment objective is long-term capital appreciation and current income. The Fund commenced investment operations on September 9, 2010. The outstanding shares of the Fund were exchanged on July 16, 2014 into a newly created Class I shares of the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946
“Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

17

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

18

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Transactions in option contracts written for the six months ended May 31, 2015 were as follows:

	Number of Contracts	Premiums Amount
Outstanding at December 1, 2014	-	$-
Options written	1,349	122,056
Options terminated in closing purchasing transactions	-	-
Options expired	(873)	(79,693)
Options exercised	-	-
Outstanding at May 31, 2015	476	$42,363

(g) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities As of and during the open years ended November 30, 2012-2014 and the six months ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/ pay for operating expenses to ensure that total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the Fund's average daily net assets of the Fund. This agreement is in effect until March 31, 2016, and may be terminated before that date only by the Trust’s Board of Trustees.

19

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

For the six months ended May 31, 2015, the Advisor recovered $24,063 of its advisory fees. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At May 31, 2015, the amount of these potentially recoverable expenses was $328,061. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

2015	$97,258
2016	118,918
2017	111,885

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2015, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$222,584,087

Gross unrealized appreciation	16,694,312
Gross unrealized depreciation	(14,334,409)

Net unrealized appreciation on investments	$2,359,903

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

20

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

As of November 30, 2014, the components of accumulated earnings (deficit) for the Fund on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital, other losses and partial MLP dispositions	(1,452,261)
Net unrealized appreciation on investments	4,493,428
Total accumulated earnings	$3,041,167

The tax character of distributions paid during the fiscal years ended November 30, 2014 and November 30, 2013 for the Fund was as follows:

Distribution paid from:	2014	2013
Ordinary income	$1,913,572	809,231
Long-term capital gains	1,811,401	2,413,304
Tax return of capital	996,555	-
Total distributions paid	$4,721,528	3,222,535

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2015, the Fund received $114 in redemption fees.

Note 6 – Investment Transactions
For the six months ended May 31, 2015, purchases and sales of investments, excluding short-term investments, were $85,047,503 and $22,840,503, respectively.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

21

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$77,261,323	$-	$77,261,323
Industrial	-	2,811,200	-	2,811,200
Common Stocks
Energy	77,698,200	-	-	77,698,200
Industrial	5,987,934	-	-	5,987,934
Utilities	6,774,387	-	-	6,774,387
Master Limited Partnerships
Energy	49,312,505	-	-	49,312,505
Industrial	683,708	-	-	683,708
Utilities	4,114,572	-	-	4,114,572
Short-Term Investments	300,161			300,161

22

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Total Assets	$144,871,467	$80,072,523	$-	$224,943,990

Liabilities
Written Options Contracts	$-	$15,232	$-	$15,232

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 9 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in written options during the six months ended May 31, 2015.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of May 31, 2015 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$-	Written options contracts, at value	$15,232
Total		$-		$15,232

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$-	$79,693
Total	$-	$79,693

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$-	$27,131	$27,131
Total	$-	$27,131	$27,131

23

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

The quarterly average volumes of derivative instruments as of May 31, 2015 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	-
	Written options contracts	Number of contracts	(270)

Note 10 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

The Fund’s Statement of Assets and Liabilities (“SAL”) presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

		Amounts Not Offset in the Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Written options contracts, at value – liability	$15,232	-	$(15,232)	-

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the Fund to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty

Note 11 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

24

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

25

Advisory Research MLP & Energy Infrastructure Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2015 (Unaudited)

Expense Example
As a shareholder of the Advisory Research MLP & Energy Infrastructure Fund (the ”Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 through May 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	12/1/14	5/31/15	12/1/14 – 5/31/15
Actual Performance	$1,000.00	$997.80	$4.98
Hypothetical (5% annual return before expenses)	1,000.00	1,019.95	5.03

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived and/or absorbed fees and/or expenses. Assumes all dividends and distributions were reinvested.

26

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Advisory Research MLP & Energy Infrastructure Fund
a series of Investment Managers Series Trust

Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research MLP & Energy Infrastructure Fund	MLPPX	461 418 626

Privacy Principles of the Advisory Research MLP & Energy Infrastructure Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research MLP & Energy Infrastructure Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 665-1414, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 665-1414, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 665-1414. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Advisory Research MLP & Energy Infrastructure Fund
P.O. Box 2175
Milwaukee, WI 53201
(888) 665-1414

Advisory Research MLP & Energy Income Fund
(Class A: INFRX)
(Class C: INFFX)
(Class I: INFIX)

SEMI-ANNUAL REPORT
May 31, 2015

Advisory Research MLP & Energy Income Fund
A series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Schedule of Investments	8
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	19
Expense Example	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research MLP & Energy Income Fund. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.advisoryresearch.com

8235 Forsyth Boulevard, Suite 700 Saint Louis, Missouri 63105 Telephone: 314 446-6750 www.advisoryresearch.com

Advisory Research MLP & Energy Income Fund
(“INFIX/INFRX/INFFX”)
May 31, 2015

Dear Shareholder,

Thank you for your investment in the Advisory Research MLP & Energy Income Fund (“the Fund”). This report covers the six month period ended May 31, 2015, as well as an overall update on the Fund’s investments.

Our firm, Advisory Research, Inc., serves as investment advisor for the Fund. We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s primary investment objective is to seek current income and secondarily, long-term capital appreciation. The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities, with an emphasis on MLPs and entities affiliated with MLPs. We believe that a well constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of current income, growth potential, low correlation to other asset classes and some tax advantages. The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities.

We expect the Fund to exhibit high correlation to and aim to generate similar returns with the Alerian MLP Index (the “Index”), but with less volatility and more liquidity over a full market cycle. In general, we would expect the Fund to underperform when the Index is generating higher than average returns and to outperform when the Index performs at less than its long-term potential.

The last six months was a particularly tough period for performance as the Index fell -8.4%. The -8.4% slide carried MLP prices to their lowest levels since the beginning of 2013 and was 16% off their highs in August of last year.

A silver lining in the poor investment environment is that active management, the effort of a manager to beat an index, has been particularly effective since the market peak last summer. Many investors in actively managed MLP accounts are faring significantly better than the Index. The Fund is very actively managed and is well suited for the environment we have been in since last summer.

Although we are never excited when we lose money over the one year period, we are very pleased with the defensive nature of the Fund through a difficult market. Relative to the Alerian MLP Index, the Fund has generated results well ahead of initial expectations for all of the periods listed below.

Fund Results as of May 31, 2015
6 Month	Performance	Volatility[1]	Correlation to Index
MLP & Energy Income Fund – Class I	0.12%	14.34%	0.92
Alerian MLP Index	-8.42%	23.45%
1 Year	Performance	Volatility[1,2]	Correlation to Index
MLP & Energy Income Fund – Class I	4.54%	14.20%	0.92
Alerian MLP Index	-7.40%	21.67%
Since Inception (12/27/2010)	Performance[2]	Volatility[1,2]	Correlation to Index
MLP & Energy Income Fund – Class I	13.09%	11.42%	0.90
Alerian MLP Index	10.83%	16.45%

[1]
Standard deviation is annualized based on daily total returns and indicates the volatility of a fund’s total returns. In general, the higher the standard deviation, the greater the volatility of return.

[2]	annualized

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and most recent month-end performance may be obtained by calling 1-888-665-1414. The total annual gross and net operating expense ratios for the Fund’s Class I shares are 1.15% and 1.18% respectively.3 There is a 2% redemption fee if redeemed within 90 days of purchase.

The Fund’s flexible design seeks to take full advantage of the asset allocation and security selection opportunities that we see. The Fund’s returns have benefited from asset allocation and security selection decisions.

The Fund’s asset allocation ended the period near our long term target of 60% MLP and energy infrastructure equities, 40% fixed income and cash. The equity allocation is lower than the Fund’s average asset mix of 70% since inception and reflects our more conservative stance since last summer. Given the recent sell-off, we expect to increase the MLP and equity allocation during the next six months.

MLP & Energy Income Fund	MLP and Energy Infrastructure Equity[4]	Fixed Income and Cash[4]
Period Ending 5/31/15	62.8%	37.2%
Average Since Inception (12/27/2010)	70.0%	30.0%

Although we remain wary of the tough short-term environment faced by many of the energy infrastructure entities in which we invest, we are also slowly getting more constructive on their prospect for future returns.

It is our view that MLPs are now attractively valued in comparison to many other equity securities and have the potential to perform very well over the next 12 to 18 months as the environment for energy companies improves.

Our view is grounded in our assessment of the drivers of future MLP returns. The table below illustrates our current outlook on key drivers of return.

The most bullish factor for MLPs right now is clearly valuation as shown in the chart below. Valuations for MLPs are in undervalued territory. In our view, today’s valuation provides the best entry point since 2012. While it is possible that investors will have additional opportunities to invest at lower prices later this year, we believe that investments made now have the potential to generate strong returns over the long-term. For the MLP & Energy Income Fund, we expect to add to our equity holdings in the 2nd half of the year.

The most bearish current factor is the continued decline in the growth rate of MLPs. In retrospect, in the summer of last year, many MLPs were priced for perfection. Many poorly positioned MLPs, for example those with significant commodity price exposure, were expected to grow at double digit rates over the long term. Today, with U.S. energy production slowing down and the higher cost of growth capital, it is clear that it is going to be tougher for the average energy infrastructure company to grow its distribution over the near term. Below is a look at the change in growth expectations for MLPs. We have divided our investment universe into high growth, medium growth and low growth MLPs to illustrate that while all MLPs are impacted by the changing landscape, the MLPs that had the lowest growth going into the downturn have been most impacted.

Expected distribution growth rates are not intended to predict the performance of the Fund or any investment. One cannot precisely know future results.

The compression in growth for MLPs will likely remain a headwind for MLP returns for the next year. The declining growth has been the main driver of our cautious investing stance this year.

Although we expect MLP distribution growth to moderate, we still expect MLPs to provide their current distributions and to possibly grow the distributions. In comparison to other high yielding asset classes, such as corporate bonds and real estate investment trusts (REITs), MLPs look cheap. MLPs’ comparatively high growth potential should provide support if interest rates rise as the economy strengthens.

Our conclusion is that market observers will continue to ratchet down expectations for future MLP growth rates this year. As the market settles into a new, lower level of growth expectations, the low valuations and distribution rates will become compelling to investors. We expect that higher returns will follow.

It is important to point out that the fundamentals of MLPs and U.S. energy infrastructure are generally very solid and their current distributions are not at risk. We are simply faced with a tough short-term environment in the middle of a longer-term growth opportunity. We expect that the slowdown in distribution growth we are currently witnessing is generally a deferral, not a permanent impairment, of the growth opportunity.

Well-positioned MLPs appear to recognize that the current sell-off is an opportunity. For example, on June 22, 2015, Energy Transfer Equity, L.P. (ETE) publicly confirmed a proposal to acquire The Williams Companies, Inc. (WMB) for $64 per share, in an all equity transaction valued at approximately $53 billion, representing a 32.4% premium to WMB’s previous closing price. After the proposed merger, Energy Transfer would control a $185 billion enterprise value pro-forma, placing it as the fifth largest energy company in the United States. The proposed merger would further enhance the asset quality, diversification, and scope of Energy Transfer by adding Williams’ strong natural gas pipeline network and solid balance sheet. Energy Transfer stated their belief that the transaction creates long-term synergies by combining the assets of both companies to better serve their customers on a more nationwide basis.

Our portfolio positioning remains fairly conservative. We are focusing on fee-based, midstream energy infrastructure entities with solid growth opportunities. Many of these investments are higher quality entities that have a lower level of direct commodity price risk. Avoiding lower quality MLPs has been very important since commodity prices last peaked in the summer. Below is a look at the rising number of distribution cuts or suspensions over the past 12 months and also the very high percentage of affected entities that rank in the bottom portion of our proprietary Quality Scorecard process. We believe that having a process to avoid investing in the lowest quality MLPs is critical to active management of an MLP portfolio.

Another prominent feature of the current market is that the Alerian MLP Index, and many MLP-related indices, are becoming less relevant. Over the past year Kinder Morgan, Inc. and Williams Companies, Inc., two large parent companies of MLPs, have announced transactions intended to consolidate their MLPs into the parent corporation. The result is that some of the largest constituents of the MLP indices are no longer available for inclusion in the Index. The Index has historically excluded the parent companies (general partners) of MLPs from inclusion, and therefore, the recent moves by Kinder and Williams are simply extending a problem that already existed.

Our view has long been to buy great energy infrastructure investments for our clients with the expectation that many of the investments would be MLPs. Whereas the Index currently has 50 constituents, our universe of MLPs and energy infrastructure equities is nearly 176. We expect that investors will continue to recognize this year that MLP index-based strategies are not an ideal way to invest in energy infrastructure and that our broader view will continue to find more favor.

Performance during the Bear Market

The Fund’s performance has been strong in comparison to the Index over all periods. MLPs have generally been in the bull market portion of a market cycle since the Fund’s inception in 2010 although the most recent nine months featured a significant pullback in prices. In general, we would expect the Fund to underperform when the Index is generating higher than average returns and to outperform when the Index performs at less than its long term potential. The pullback in the last nine months helps to illustrate the defensive characteristics of the Fund.

8/31/14 – 5/31/15 Bear Market
MLP & Energy Income Fund – Class I	-5.5%
Alerian MLP Index	-16.2%
Value Add	10.7%
\
Past performance is no guarantee of future results

 The Fund benefited from two meaningful contributors during the recent nine month bear market. The first was the performance of the fixed income holdings which declined by only -0.8%. The performance of our fixed income portfolio, while negative, was very beneficial to returns in comparison to the Index which is the Fund’s primary benchmark. Despite fears of the Federal Reserve increasing short term rates, long-term interest rates are actually lower than they were one year ago and our fixed income holdings have outperformed both the Alerian MLP Index and our equity holdings. The fixed income holdings consist of both investment grade and high yield bonds. For the period, the high yield bonds in our portfolio out-performed the investment grade bonds; whereas the broader high yield energy bond market suffered a greater decline than the investment grade energy bonds during this period.

	% of Assets At 5/31/15	8/31/14 – 5/31/15 Bear Market Return
Investment Grade[4]	12.8%	-2.8%
High Yield[4]	22.8%	0.2%

We are particularly pleased with the security selection of fixed income securities during this period. Clearly, our fairly defensive, lower commodity risk group of holdings held up well during a tough period.

 The second main driver of strong performance during the pullback was the resilience of our MLP holdings. Our focus on maintaining a high quality, growth portfolio was the dominant driver of the outperformance of our MLP holdings during the recent pullback and throughout the year. Our MLP holdings declined by -1.4% in comparison to the Index decline of -16.2% during the bear market.

The Fund’s investments in energy infrastructure-related equity securities, as we would expect in a period of declining commodity prices, were the least defensive holdings in the Fund. The return for this portion of the Fund was -13.7% during the pullback.

Despite the recent bear market, the MLP and equity portions of the portfolio continue to drive the performance. The performance of the Fund’s MLP and equities was good in comparison to the Alerian MLP Index during the difficult six month and one year periods and was very strong in absolute terms and compared to the Index since inception.

Periods ending 5/31/2015	MLP and Energy Infrastructure Equity[4]	Alerian MLP Index
Six Months	0.5%	-8.4%
One Year	6.8%	-7.4%
Since Inception (12/27/2010)*	17.7%	10.8%
* annualized

As a shareholder, you will receive a 1099 tax form in 2016. Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed. Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares. Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.
Sincerely, Advisory Research, Inc

Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology. The since inception performance shown for the index is that of the Fund’s inception.

Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated, investment-grade, fixed rate, taxable bond market of SEC registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, Mortgage Backed Securities (agency fixed-rate and hybrid Adjustable Rate Mortgage pass-throughs), Asset Backed Securities, and Collateralized Mortgage Backed Securities sectors.

S&P 500 Index is a value weighted index of the prices of 500 large cap common stocks actively traded in the United States.

S&P 500 Energy Index is comprised those companies in the S&P 500 that are classified as members of the GICS energy sector.

West Texas Intermediate (WTI) is a grade of crude oil used as a benchmark in oil pricing. It is the underlying commodity of the New York Mercantile Exchange’s oil futures contracts.

Indexes are un-managed and do not account for investment expenses. You cannot invest directly in an index.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

Investing in MLPs differs from investments in common stock including risks related to cash flow, dilution and voting rights. Investments are concentrated in the energy infrastructure sector; with an exclusive emphasis on securities issued by MLPs. Concentration of the Fund's investment in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs, may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, changes in the economy or the regulatory environment or extreme weather. MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership which could reduce the value and income produced from the Fund.

The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. Investments in securities of a limited number of issuers or primarily of the energy infrastructure sector exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

 The Fund may invest in derivatives, (futures and options), high yield debt (also known as junk bonds) and ETFs. These investments involve significant risks and losses may occur. Derivatives may be more sensitive to changes in market conditions and may amplify risks.

 The Fund may invest in the debt securities of MLPs and generally, fixed income securities decrease in value when interest rates rise. High yield securities are below investment grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.

 Certain transactions including the use of derivatives may give rise to a form of leverage which may increase the risk of loss and cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects or cause the NAV of the Fund generally to decline faster than it would otherwise.

The Fund intends to elect to be treated and to qualify each year, as a “regulated investment company” (RIC) under the U.S. Internal Revenue Code of 1986 (the “Code”). The Fund must meet certain source-of-income, asset diversification and annual distribution requirements to maintain RIC status. If for any taxable year the Fund fails to qualify as a RIC, all taxable income will be subject to federal income tax and possibly state and local income tax at regular corporate rates (without any deduction for distributions to shareholders) and any income available for distribution will be reduced.

[3]
The Advisor has contractually agreed to waive its fees and/or pay for expenses until March 31, 2016 and may be terminated by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, for three years from the date of any such waiver or payment to the extent a class’s total annual fund operating expenses do not exceed the limits described above. The recoupment is reflected in the net expense ratio.

[4]
Sector and allocation performance shows the extent to which underlying holdings affect a fund’s performance relative to its index. The methodology of calculation is different from total return and will not match the fund’s performance. Performance shown is historical and is no guarantee of future results.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS – 34.4%
	ENERGY – 33.3%
$18,100,000	Antero Resources Corp. 5.125%, 12/1/2022[1]	$18,054,750
	Concho Resources, Inc.
2,000,000	6.500%, 1/15/2022[1]	2,100,000
2,500,000	5.500%, 4/1/2023[1]	2,537,500
	CONSOL Energy, Inc.
14,350,000	5.875%, 4/15/2022[1]	13,381,375
24,000,000	8.000%, 4/1/2023[1,2]	24,780,000
	DCP Midstream LLC
2,500,000	8.125%, 8/16/2030	2,765,730
20,116,000	6.750%, 9/15/2037[2]	20,257,798
5,000,000	Denbury Resources, Inc. 4.625%, 7/15/2023[1]	4,562,500
17,550,000	Exterran Holdings, Inc. 7.250%, 12/1/2018[1]	18,120,375
	Kinder Morgan, Inc.
1,200,000	8.050%, 10/15/2030	1,444,357
1,500,000	7.800%, 8/1/2031	1,760,156
8,320,000	7.750%, 1/15/2032	9,801,800
11,800,000	Marathon Petroleum Corp. 6.500%, 3/1/2041[1]	14,120,659
30,770,000	ONEOK, Inc. 6.000%, 6/15/2035	29,840,961
18,825,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	20,095,687
	QEP Resources, Inc.
1,000,000	6.800%, 4/1/2018	1,046,250
10,800,000	6.875%, 3/1/2021	11,529,000
11,925,000	Range Resources Corp. 5.000%, 3/15/2023[1]	11,925,000
	Rockies Express Pipeline LLC
5,000,000	6.850%, 7/15/2018[2]	5,362,500
9,500,000	5.625%, 4/15/2020[2]	9,903,750
18,800,000	Spectra Energy Capital LLC 6.750%, 2/15/2032	20,399,072
5,813,000	Swift Energy Co. 7.875%, 3/1/2022[1]	2,557,720
12,250,000	Tennessee Gas Pipeline Co. LLC 8.375%, 6/15/2032	15,253,234
12,125,000	Tesoro Corp. 5.375%, 10/1/2022[1]	12,670,625
1,500,000	Valero Energy Corp. 8.750%, 6/15/2030	2,019,701

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$30,385,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	$30,992,700
23,825,000	Williams Cos., Inc. 8.750%, 3/15/2032	30,613,648
		337,896,848
	INDUSTRIAL – 1.1%
10,665,000	Teekay Corp. 8.500%, 1/15/2020[3]	11,944,800

	TOTAL CORPORATE BONDS (Cost $350,572,420)	349,841,648

Number of Shares

	COMMON STOCKS – 39.0%
	ENERGY – 33.6%
1,611,531	Enbridge Energy Management LLC	58,240,725
396,300	EQT Corp.	33,713,241
1,316,437	Kinder Morgan, Inc.	54,618,971
151,065	NextEra Energy Partners LP	7,137,821
431,075	ONEOK, Inc.	18,070,664
206,135	Pattern Energy Group, Inc. - Class A	5,862,479
1,197,130	Plains GP Holdings LP - Class A	33,471,755
721,420	Spectra Energy Corp.	25,372,341
574,995	Tallgrass Energy GP LP*	18,428,590
329,050	Targa Resources Corp.	30,256,148
1,085,625	Williams Cos., Inc.	55,475,438
		340,648,173
	INDUSTRIAL – 2.5%
276,800	Teekay Corp.[3]	12,682,976
577,752	Teekay Offshore Partners LP3	12,912,757
		25,595,733
	UTILITIES – 2.9%
421,200	NiSource, Inc.	19,872,216
178,890	NRG Yield, Inc. - Class A	4,740,585
178,890	NRG Yield, Inc. - Class C	4,842,552
		29,455,353

	TOTAL COMMON STOCKS (Cost $339,624,840)	395,699,259

	MASTER LIMITED PARTNERSHIPS – 23.0%
	ENERGY – 21.0%
250,695	Antero Midstream Partners LP	7,144,807
276,290	Buckeye Partners LP	21,365,506

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIPS (Continued)
	ENERGY (Continued)
170,555	Columbia Pipeline Partners LP	$4,613,513
97,360	Cone Midstream Partners LP	1,899,494
807,564	DCP Midstream Partners LP	30,525,919
504,739	Enable Midstream Partners LP	8,984,354
819,195	Energy Transfer Equity LP	56,254,121
312,200	EQT GP Holdings LP*	10,059,084
45,045	JP Energy Partners LP	611,261
303,245	NuStar Energy LP	18,925,520
249,015	Plains All American Pipeline LP	11,691,254
393,770	TC PipeLines LP	25,161,903
269,755	Tesoro Logistics LP	15,594,536
		212,831,272
	INDUSTRIAL – 0.3%
233,450	USD Partners LP	3,151,575

	UTILITIES – 1.7%
275,255	Western Gas Equity Partners LP	17,630,083

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $185,789,097)	233,612,930

	SHORT-TERM INVESTMENTS – 1.6%
16,077,746	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%[4]	16,077,746

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,077,746)	16,077,746

	TOTAL INVESTMENTS – 98.0% (Cost $892,064,103)	995,231,583
	Other Assets in Excess of Liabilities – 2.0%	20,140,538

	TOTAL NET ASSETS – 100.0%	$1,015,372,121

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	Pattern Energy Group, Inc. - Class A
(2,061)	Exercise Price: $35, Expiration Date: September 19, 2015*	(65,952)
	TOTAL CALL OPTIONS (Proceeds $171,876)	(65,952)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $171,876)	$(65,952)

LLC – Limited Liability Company
LP – Limited Partnership

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2015 (Unaudited)

*	Non-income producing security.
[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $60,304,048.

[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
SUMMARY OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Security Type	Percent of Total Net Assets
Corporate Bonds
Energy	33.3%
Industrial	1.1%
Total Corporate Bonds	34.4%
Common Stocks
Energy	33.6%
Utilities	2.9%
Industrial	2.5%
Total Common Stocks	39.0%
Master Limited Partnerships
Energy	21.0%
Utilities	1.7%
Industrial	0.3%
Total Master Limited Partnerships	23.0%
Short-Term Investments	1.6%
Total Investments	98.0%
Other Assets in Excess of Liabilities	2.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $892,064,103)	$995,231,583
Receivables:
Fund shares sold	15,016,376
Dividends and interest	6,890,482
Prepaid expenses	173,643
Total assets	1,017,312,084

Liabilities:
Written options contracts, at value (proceeds $171,876)	65,952
Payables:
Fund shares redeemed	707,401
Advisory fees	851,677
Distribution fees - Class A and Class C (Note 7)	142,829
Fund Administration fees	55,707
Transfer agent fees and expenses	31,068
Fund accounting fees	27,507
Custody fees	16,381
Auditing fees	8,729
Chief Compliance Officer fees	1,847
Trustees' fees and expenses	1,802
Accrued other expenses	29,063
Total liabilities	1,939,963
Net Assets	$1,015,372,121

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$930,265,196
Accumulated net investment loss	(19,189,102)
Accumulated net realized gain on investments and written options contracts	1,022,623
Net unrealized appreciation on:
Investments	103,167,480
Written options contracts	105,924
Net Assets	$1,015,372,121

Class A Shares:
Net Assets applicable to shares outstanding	$114,254,268
Number of shares issued and outstanding	8,412,833
Redemption price per share*	$13.58
Maximum sales charge (5.50% of offering price)**	0.79
Maximum offering price to public	$14.37

Class C Shares:
Net Assets applicable to shares outstanding	$140,370,479
Number of shares issued and outstanding	10,308,926
Offering and redemption price per share*	$13.62

Class I Shares:
Net Assets applicable to shares outstanding	$760,747,374
Number of shares issued and outstanding	56,964,079
Offering and redemption price per share	$13.35

*
No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1% on any shares sold within 12 months of purchasing them.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2015 (Unaudited)

Investment Income
Dividends	$5,777,023
Interest	8,818,818
Total investment income	14,595,841

Expenses
Advisory fees	4,436,606
Distribution fees - Class C (Note 7)	620,673
Fund Administration fees	230,667
Distribution fees - Class A (Note 7)	129,604
Transfer agent fees and expenses	114,666
Fund accounting fees	83,231
Miscellaneous	43,085
Custody fees	39,022
Registration fees	30,030
Shareholder reporting fees	22,067
Legal fees	13,644
Auditing fees	8,636
Trustees' fees and expenses	5,529
Chief Compliance Officer fees	3,814
Insurance fees	1,109

Total expenses	5,782,383
Net investment income	8,813,458

Realized and Unrealized Gain (Loss) on Investments and Written Options Contracts:
Net realized gain on:
Investments	1,626,703
Written options contracts	308,993
Net realized gain	1,935,696
Net change in unrealized appreciation/depreciation on:
Investments	(4,145,219)
Written options contracts	105,924
Net change in unrealized appreciation/depreciation	(4,039,295)
Net realized and unrealized loss on investments and written options contracts	(2,103,599)

Net Increase in Net Assets from Operations	$6,709,859

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months
	Ended May 31,	For the Year Ended
	2015 (Unaudited)	November 30, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$8,813,458	$8,619,475
Net realized gain on investments and written options contracts	1,935,696	22,684,301
Net change in unrealized appreciation/depreciation on investments,
and written options contracts	(4,039,295)	64,963,108
Net increase in net assets resulting from operations	6,709,859	96,266,884

Distributions to Shareholders:
From net investment income:
Class A	(2,751,411)	(393,326)
Class C	(2,767,865)	(18,014)
Class I	(18,898,347)	(3,881,350)
From capital gains:
Class A	-	(2,636,706)
Class C	-	(3,604,741)
Class I	-	(20,519,975)
From return of capital:
Class A	-	(1,238,963)
Class C	-	(1,494,108)
Class I	-	(9,916,169)
Total distributions to shareholders	(24,417,623)	(43,703,352)

Capital Transactions:
Net proceeds from shares sold:
Class A	35,348,940	60,692,266
Class C	39,174,030	66,350,806
Class I	286,240,110	340,985,688
Reinvestment of distributions:
Class A	1,896,219	2,600,935
Class C	913,754	1,528,322
Class I	11,881,916	21,987,020
Cost of shares redeemed:
Class A1	(8,171,944)	(10,850,811)
Class C2	(12,140,831)	(6,481,145)
Class I3	(118,921,593)	(160,235,992)
Net increase in net assets from capital transactions	236,220,601	316,577,089

Total increase in net assets	218,512,837	369,140,621

Net Assets
Beginning of period	796,859,284	427,718,663
End of period	$1,015,372,121	$796,859,284

Accumulated net investment loss	$(19,189,102)	$(3,584,937)

Capital Share Transactions:
Shares sold:
Class A	2,639,934	4,358,732
Class C	2,900,285	4,726,136
Class I	21,706,114	25,137,780
Shares reinvested:
Class A	140,117	182,985
Class C	67,350	107,691
Class I	893,097	1,583,386
Shares redeemed:
Class A	(602,390)	(763,155)
Class C	(900,095)	(470,273)
Class I	(9,055,550)	(11,792,696)
Net increase in capital share transactions	17,788,862	23,070,586

[1]	Net of redemption fee proceeds of $5,550 and $14,298, respectively.
[2]	Net of redemption fee proceeds of $7,988 and $3,771, respectively.
[3]	Net of redemption fee proceeds of $65,894 and $58,230, respectively.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012		For the Period May 18, 2011* through November 30, 2011

Net asset value, beginning of period	$13.93		$12.44		$11.24		$10.79		$10.64
Income from Investment Operations:
Net investment income[1]	0.13		0.18		0.13		0.14		0.04
Net realized and unrealized gain (loss) on investments	(0.13)		2.18		1.68		0.92		0.41
Total from investment operations	-		2.36		1.81		1.06		0.45

Less distributions:
From net investment income	(0.35)		(0.09)		(0.09)		(0.10)		(0.05)
From net realized gain	-		(0.53)		(0.33)		(0.18)		(0.01)
From return of capital	-		(0.25)		(0.19)		(0.33)		(0.24)
Total distributions	(0.35)		(0.87)		(0.61)		(0.61)		(0.30)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$13.58		$13.93		$12.44		$11.24		$10.79

Total return[3]	0.01%	[4]	19.05%		16.30%		10.02%		4.32%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$114,254		$86,863		$30,567		$12,109		$1,606

Ratio of expenses to average net assets:[5]
Before fees waived/recovered	1.38%	[6]	1.40%		1.44%		1.61%		2.76%	[6]
After fees waived/recovered	1.38%	[6]	1.43%		1.50%		1.50%		1.50%	[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	1.91%	[6]	1.30%		1.14%		1.14%		(0.54%)	[6]
After fees waived/recovered	1.91%	[6]	1.27%		1.08%		1.25%		0.72%	[6]
Portfolio turnover rate	10%	[4]	38%		42%		101%		83%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more, or a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain shares sold within 18 months. If the sales charges were included total returns would be lower.

[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 1.50%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months						For the Period
	Ended May 31,		For the Year Ended		For the Year Ended		April 2, 2012* through
	2015 (Unaudited)		November 30, 2014		November 30, 2013		November 30, 2012

Net asset value, beginning of period	$13.96		$12.46		$11.23		$11.20
Income from Investment Operations:
Net investment income[1]	0.08		0.07		0.04		0.05
Net realized and unrealized gain (loss) on investments	(0.13)		2.18		1.67		0.37
Total from investment operations	(0.05)		2.25		1.71		0.42

Less distributions:
From net investment income	(0.29)		-	[2]	-	[2]	(0.07)
From net realized gain	-		(0.53)		(0.33)		(0.11)
From return of capital	-		(0.22)		(0.15)		(0.21)
Total distributions	(0.29)		(0.75)		(0.48)		(0.39)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-

Net asset value, end of period	$13.62		$13.96		$12.46		$11.23

Total return[3]	(0.35)%	[4]	18.12%		15.41%		3.80%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$140,370		$115,033		$48,314		$8,024

Ratio of expenses to average net assets:[5]
Before fees waived/recovered	2.13%	[6]	2.15%		2.19%		2.36%	[6]
After fees waived/recovered	2.13%	[6]	2.18%		2.25%		2.25%	[6]
Ratio of net investment income to average net assets:
Before fees waived/recovered	1.16%	[6]	0.55%		0.39%		0.52%	[6]
After fees waived/recovered	1.16%	[6]	0.52%		0.33%		0.63%	[6]
Portfolio turnover rate	10%	[4]	38%		42%		101%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any shares sold within 12 months. If the sales charge was included total returns would be lower.

[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 2.25%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)							For the Period December 27, 2010* through November 30, 2011
			For the Year Ended November 30, 2014		For the Year Ended November 30, 2013	For the Year Ended November 30, 2012

Net asset value, beginning of period	$13.70		$12.24		$11.10	$10.65		$10.00
Income from Investment Operations:
Net investment income[1]	0.14		0.21		0.16	0.17		0.12
Net realized and unrealized gain (loss) on investments	(0.13)		2.14		1.64	0.91		1.08
Total from investment operations	0.01		2.35		1.80	1.08		1.20

Less distributions:
From net investment income	(0.36)		(0.11)		(0.13)	(0.11)		(0.09)
From net realized gain	-		(0.53)		(0.33)	(0.18)		(0.02)
From return of capital	-		(0.25)		(0.21)	(0.34)		(0.44)
Total distributions	(0.36)		(0.89)		(0.67)	(0.63)		(0.55)

Redemption fee proceeds[1]	-	[2]	-	[2]	0.01	-	[2]	-	[2]

Net asset value, end of period	$13.35		$13.70		$12.24	$11.10		$10.65

Total return[3]	0.12%	[4]	19.32%		16.56%	10.35%		12.18%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$760,747		$594,964		$348,838	$191,180		$27,045

Ratio of expenses to average net assets:[5]
Before fees waived/recovered	1.13%	[6]	1.15%		1.19%	1.36%		3.29%	[6]
After fees waived/recovered	1.13%	[6]	1.18%		1.25%	1.25%		1.25%	[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	2.16%	[6]	1.55%		1.39%	1.42%		(0.79%)	[6]
After fees waived/recovered	2.16%	[6]	1.52%		1.33%	1.53%		1.25%	[6]
Portfolio turnover rate	10%	[4]	38%		42%	101%		83%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 1.25%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to December 31, 2013, the Fund was known as FAMCO MLP & Energy Income. The Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers three classes of shares, Class A, Class C and Class I. Class A shares commenced investment operations on May 18, 2011. Class C shares commenced investment operations on April 2, 2012. Class I shares commenced investment operations on December 27, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946
“Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes.  If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Transactions in option contracts written for the six months ended May 31, 2015 were as follows:

	Number of Contracts	Premium Amount
Outstanding at December 1, 2014	-	$-
Options written	5,390	480,869
Options terminated in closing purchasing transactions	-	-
Options expired	(3,329)	(308,993)
Options exercised	-	-
Outstanding at May 31, 2015	2,061	$171,876

(g) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended November 30, 2012-2014 and the six months ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00%, of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A shares, Class C shares, and Class I shares, respectively. This agreement is in effect until March 31, 2016, and it may be terminated before that date only by the Trust's Board of Trustees.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2015, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$894,006,029

Gross unrealized appreciation	138,591,023
Gross unrealized depreciation	(37,365,469)

Net unrealized appreciation on investments	$101,225,554

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

As of November 30, 2014, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital, other losses and partial MLP dispositions	(13,617,855)
Net unrealized appreciation on investments	116,432,544
Total accumulated earnings	$102,814,689

The tax character of distributions paid during the fiscal years ended November 30, 2014 and November 30, 2013 for the Fund was as follows:

Distributions paid from:	2014	2013
Ordinary income	$21,239,232	$9,155,823
Long-term capital gains	9,814,880	4,260,756
Tax return of capital	12,649,240	6,093,022
Total distributions	$43,703,352	$19,509,601

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2015, the Fund received $79,432 redemption fees.

Note 6 – Investment Transactions
For the six months ended May 31, 2015, purchases and sales of investments, excluding short-term investments, were $298,542,956 and $88,901,228 respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Class A shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. With respect to Class C shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets. Class I shares of the Fund do not pay any distribution fees.

For the six months ended May 31, 2015 distribution fees for Class A and Class C incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$337,896,848	$-	$337,896,848
Industrial	-	11,944,800	-	11,944,800
Common Stocks
Energy	340,648,173	-	-	340,648,173
Industrial	25,595,733	-	-	25,595,733
Utilities	29,455,353	-	-	29,455,353
Master Limited Partnerships
Energy	212,831,272	-	-	212,831,272

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Industrial	3,151,575	-	-	3,151,575
Utilities	17,630,083	-	-	17,630,083
Short-Term Investments	16,077,746	-	-	16,077,746
Total Assets	$645,389,935	$349,841,648	$-	$995,231,583

Liabilities
Written Options Contracts	$-	$65,952	$-	$65,952

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in written options during the six months ended May 31, 2015.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of May 31, 2015 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$-	Written options contracts, at value	$65,952
Total		$-		$65,952

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$-	$308,993
Total	$-	$308,993

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$-	$105,924	$105,924
Total	$-	$105,924	$105,924

The quarterly average volumes of derivative instruments as of May 31, 2015 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	-
	Written options contracts	Number of contracts	(1,078)

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

The Fund’s Statement of Assets and Liabilities (“SAL”) presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

		Amounts Not Offset in the Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Written options contracts, at value - liability	$65,952	-	$(65,952)	-

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the Fund to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Advisory Research MLP & Energy Income Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2015 (Unaudited)

Expense Example
As a shareholder of the Advisory Research MLP & Energy Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A & Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		12/1/14	5/31/15	12/1/14 - 5/31/15*
Class A	Actual Performance	$1,000.00	$ 1,000.10	$6.90
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.03	6.96
Class C	Actual Performance	1,000.00	996.50	10.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.30	10.71
Class I	Actual Performance	1,000.00	1,001.20	5.66
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.28	5.71

*
Expenses are equal to the Fund’s annualized expense ratio of 1.38%, 2.13% and 1.13% for Class A, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived and/or absorbed fees and/or expenses. Assumes all dividends and distributions were reinvested.

Advisory Research MLP & Energy Income Fund
A series of Investment Managers Series Trust

Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research MLP & Energy Income Fund – Class A	INFRX	461 418 543
Advisory Research MLP & Energy Income Fund – Class C	INFFX	461 418 238
Advisory Research MLP & Energy Income Fund – Class I	INFIX	461 418 535

Privacy Principles of the Advisory Research MLP & Energy Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research MLP & Energy Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 665-1414, on the Fund’s website at www.advisoryresearch.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 665-1414, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 665-1414. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Advisory Research MLP & Energy Income Fund
P.O. Box 2175
Milwaukee, WI 53201
(888) 665-1414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)
 Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/7/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/7/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/7/2015